ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 9:-ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2020	2019

Employees and payroll accruals	$13,414	$15,690
Accrued expenses	7,855	5,871
Advances from customers	959	377
Taxes payable	6,291	6,753
Warranty provision	1,305	1,531
Derivatives	3,791	425
Sales return provision	567	797
Operating lease liability short-term	18,854	11,330
Contingent consideration liability and other	2,534	8

	$55,570	$42,782